Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	10 Months Ended	12 Months Ended		19 Months Ended	22 Months Ended	24 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	67 Months Ended	70 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	Oct. 30, 2020	Jan. 27, 2017	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
Intermediate Bond Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class A (with sales charge)
Accumulated Value			$ 9,750				$ 9,841			$ 9,728			$ 10,272			$ 10,980			$ 11,017			$ 10,307		$ 10,218		$ 10,943		$ 11,438		$ 11,582
Intermediate Bond Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class C (with sales charge)
Accumulated Value			10,000				10,017			9,825			10,297			10,923			10,885			10,118		9,958		10,581		11,060		11,199
Intermediate Bond Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class F-1
Accumulated Value			10,000				10,087			9,964			10,525			11,242			11,281			10,553		10,460		11,200		11,704		11,858
Intermediate Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class F-2
Accumulated Value			10,000				10,117			10,023			10,612			11,374			11,445			10,738		10,673		11,464		12,017		12,203
Intermediate Bond Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class F-3
Accumulated Value		$ 10,000		$ 10,186				$ 10,101			$ 10,705			$ 11,479			$ 11,563			$ 10,860			$ 10,815		$ 11,621		$ 12,205		$ 12,408
Intermediate Bond Fund of America® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class 529-A (with sales charge)
Accumulated Value			9,750				9,835			9,714			10,252			10,958			10,995			10,287		10,196		10,919		11,415		11,560
Intermediate Bond Fund of America® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class 529-C (with sales charge)
Accumulated Value			10,000				10,006			9,818			10,290			10,911			10,865			10,166		10,075		10,790		11,280		11,423
Intermediate Bond Fund of America® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class 529-E
Accumulated Value			10,000				10,067			9,924			10,455			11,154			11,171			10,432		10,320		11,033		11,512		11,635
Intermediate Bond Fund of America® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class 529-F-2
Accumulated Value	$ 10,000				$ 10,064				$ 9,444			$ 9,390			$ 10,087			$ 10,584			$ 10,751
Intermediate Bond Fund of America® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class 529-F-3
Accumulated Value	10,000				10,067				9,451			9,399			10,101			10,593			10,764
Intermediate Bond Fund of America® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class R-1
Accumulated Value			10,000				10,018			9,825			10,297			10,920			10,882			10,109		9,960		10,588		11,003		11,067
Intermediate Bond Fund of America® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class R-2
Accumulated Value			10,000				10,011			9,828			10,302			10,929			10,893			10,120		9,971		10,601		11,017		11,082
Intermediate Bond Fund of America® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class R-2E
Accumulated Value			10,000				10,046			9,881			10,386			11,048			11,040			10,287		10,164		10,835		11,292		11,392
Intermediate Bond Fund of America® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class R-3
Accumulated Value			10,000				10,062			9,914			10,439			11,129			11,139			10,395		10,278		10,982		11,452		11,568
Intermediate Bond Fund of America® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class R-4
Accumulated Value			10,000				10,093			9,975			10,542			11,265			11,309			10,585		10,497		11,249		11,765		11,929
Intermediate Bond Fund of America® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class R-5E
Accumulated Value			10,000				10,120			10,026			10,609			11,368			11,435			10,724		10,655		11,440		11,988		12,169
Intermediate Bond Fund of America® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class R-5
Accumulated Value			10,000				10,123			10,034			10,636			11,400			11,478			10,776		10,718		11,519		12,092		12,286
Intermediate Bond Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						Intermediate Bond Fund of America — Class R-6
Accumulated Value			10,000				10,128			10,045			10,646			11,425			11,501			10,810		10,757		11,567		12,139		12,341
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,357	10,042		10,049	10,248	8,885	9,944	11,291	8,779	10,955	12,022	9,420	11,665	12,012	9,715	11,655	10,628	9,899	10,313	10,502	10,189	11,268	10,933	11,621	11,276	11,841	11,489
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,239	$ 10,032		$ 10,090	$ 10,170	$ 9,260	$ 10,021	$ 10,889	$ 9,277	$ 10,730	$ 11,458	$ 9,936	$ 11,291	$ 11,480	$ 10,381	$ 11,312	$ 10,596	$ 10,608	$ 10,442	$ 10,615	$ 10,460	$ 11,370	$ 11,204	$ 11,880	$ 11,706	$ 12,139	$ 11,962